Professional Liability Insurance (FY) (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Malpractice Insurance [Abstract]
Maximum insurance coverage amount per incident		$ 2.0	$ 2.0
Annual agreegate amount of insurance coverage for each physician	$ 3.0	4.0	4.0
Malpractice insurance recovery balance		2.2	1.0
Malpractice insurance reserve liability balance		3.7	2.2
Net tail liability		1.6	1.1
Physician [Member]
Malpractice Insurance [Abstract]
Maximum insurance coverage amount per incident		1.0	1.0
Annual agreegate amount of insurance coverage for each physician		$ 1.0	$ 1.0